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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
DEC 18 2009
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10045657

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

FaithShares Baptist Values Fund Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

FZB

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Stock Exchange, Nasdaq Stock Market

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Sudhir C. Bhattacharyya

Title:

Vice President - Legal

Telephone Number:

(212) 656-2920

Manual Signature of Official Responsible for Form:

Date:

December 17, 2009

SEC 2449 (1/99)

Act	~~Securities Exchange Act of 1934~~
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 18 2009

Sudhir Bhattacharyya
Vice President, Legal

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005
tel: 212.656.2920
fax: 212.656.8101
sbhattacharyya@nyx.com

NYSE Arca

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
DEC 18 2009
DIVISION OF TRADING & MARKETS

Via Overnight Mail

December 17, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – Global X China / Schwab U.S. / FaithShares /SPDR Barclays

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Global X China Financials ETF linked to the S-BOX China Financials Index (Ticker Symbol: CHIX)
- Global X China Energy ETF linked to the S-BOX China Energy Index (Ticker Symbol: CHIE)
- Schwab U.S. Large-Cap Growth ETF linked to the Dow Jones U.S. Large-Cap Growth Total Stock Market Index (Ticker Symbol: SCHG)
- Schwab U.S. Large-Cap Value ETF linked to the Dow Jones U.S. Large-Cap Value Total Stock Market Index (Ticker Symbol: SCHV)
- FaithShares Baptist Values Fund linked to the FaithShares Baptist Values Fund Index (Ticker Symbol: FZB)
- FaithShares Lutheran Values Fund linked to the FaithShares Lutheran Values Fund Index (Ticker Symbol: FKL)
- SPDR Barclays Capital Short Term Corporate Bond linked to the Barclays Capital 1-3 Year U.S. Corporate Investment Grade Index (Ticker Symbol: SBE)

If you have any questions, please do not hesitate to call me at (212) 656-2920.

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 18 2009

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)